Significant Accounting Policies and Recent Accounting Pronouncements (Tables)	12 Months Ended
Dec. 31, 2024
Significant Accounting Policies and Recent Accounting Pronouncements
Schedule of partnership's revenues

Charterer	2024	2023	2022
A	39%	41%	43%
B	34%	43%	41%
C	27%	16%	16%
Total	100%	100%	100%